Expense Example, No Redemption - First Trust Flexible Municipal High Income ETF - First Trust Flexible Municipal High Income ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 50
Expense Example, No Redemption, 3 Years	157
Expense Example, No Redemption, 5 Years	274
Expense Example, No Redemption, 10 Years	$ 616